Repurchase Agreements (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Repurchase Agreements Details Narrative
Structured Repurchase Agreement	$ 5,000
Fixed interest rate of structured agreement	4.55%